Other Non Current Liabilities - Weighted Average Assumptions used to Determine Net Periodic Pension Cost (Table) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Liabilities, Noncurrent [Abstract]
Expected return on plan assets	4.10%	5.40%	5.70%
Discount rate	2.60%	4.00%	4.50%
Compensation increases	3.50%	4.00%	4.50%